American Funds Emerging Markets Bond Fund®
Investment portfolio
September 30, 2023
unaudited

Bonds, notes & other debt instruments 89.69% Bonds & notes of governments & government agencies outside the U.S. 68.42%	Principal amount (000)	Value (000)
Abu Dhabi (Emirate of) 2.50% 9/30/2029[1]	USD1,150	$1,005
Abu Dhabi (Emirate of) 3.125% 9/30/2049	2,700	1,761
Albania (Republic of) 5.90% 6/9/2028	EUR4,140	4,273
Angola (Republic of) 9.50% 11/12/2025	USD1,280	1,257
Angola (Republic of) 8.25% 5/9/2028	1,080	938
Angola (Republic of) 8.00% 11/26/2029[1]	4,100	3,385
Angola (Republic of) 8.00% 11/26/2029	2,110	1,742
Angola (Republic of) 8.75% 4/14/2032[1]	500	403
Argentine Republic 0.50% 7/9/2029	EUR65	17
Argentine Republic 1.00% 7/9/2029	USD1,290	361
Argentine Republic 0.75% 7/9/2030 (1.75% on 7/9/2027)[2]	26,652	7,645
Argentine Republic 3.625% 7/9/2035 (4.125% on 7/9/2024)[2]	11,460	2,855
Argentine Republic 0% 12/15/2035	600	18
Argentine Republic 3.00% 1/9/2038 (3.75% on 7/9/2024)[2]	EUR978	270
Azerbaijan (Republic of) 3.50% 9/1/2032	USD910	743
Brazil (Federative Republic of) 0% 7/1/2024	BRL2,000	368
Brazil (Federative Republic of) 6.00% 8/15/2024[3]	10,968	2,175
Brazil (Federative Republic of) 10.00% 1/1/2025	10,600	2,087
Brazil (Federative Republic of) 0% 7/1/2025	26,823	4,477
Brazil (Federative Republic of) 0% 1/1/2026	66,100	10,473
Brazil (Federative Republic of) 6.00% 8/15/2026[3]	18,991	3,837
Brazil (Federative Republic of) 10.00% 1/1/2027	25,220	4,902
Brazil (Federative Republic of) 10.00% 1/1/2029	101,081	19,104
Brazil (Federative Republic of) 10.00% 1/1/2031	14,800	2,740
Brazil (Federative Republic of) 10.00% 1/1/2033	23,625	4,291
Brazil (Federative Republic of) 6.00% 10/20/2033	USD400	378
Brazil (Federative Republic of) 6.00% 8/15/2050[3]	BRL61,965	12,565
Bulgaria (Republic of) 4.50% 1/27/2033	EUR1,310	1,340
Chile (Republic of) 5.00% 10/1/2028	CLP595,000	647
Chile (Republic of) 4.70% 9/1/2030	1,740,000	1,789
Chile (Republic of) 5.30% 11/1/2037	2,980,000	3,126
Chile (Republic of) 3.10% 5/7/2041	USD2,150	1,467
Chile (Republic of) 4.34% 3/7/2042	1,810	1,471
Chile (Republic of) 4.00% 1/31/2052	200	146
China (People’s Republic of), Series INBK, 2.26% 2/24/2025	CNY8,650	1,183
China (People’s Republic of), Series INBK, 2.48% 4/15/2027	3,930	538
China (People’s Republic of), Series INBK, 2.85% 6/4/2027	1,480	205
China (People’s Republic of), Series INBK, 2.40% 7/15/2028	4,100	558
China (People’s Republic of), Series INBK, 2.80% 3/24/2029	25,260	3,487
China (People’s Republic of), Series INBK, 2.68% 5/21/2030	16,050	2,193
China (People’s Republic of), Series INBK, 2.69% 8/15/2032	9,450	1,288
China (People’s Republic of), Series 1910, 3.86% 7/22/2049	15,670	2,447
China (People’s Republic of), Series INBK, 3.39% 3/16/2050	23,270	3,361
China (People’s Republic of), Series INBK, 3.32% 4/15/2052	2,070	297
China (People’s Republic of), Series INBK, 3.12% 10/25/2052	47,700	6,625
China (People’s Republic of), Series INBK, 3.19% 4/15/2053	5,500	783
American Funds Emerging Markets Bond Fund — Page 1 of 19

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
China Development Bank Corp., Series 2009, 3.39% 7/10/2027	CNY6,590	$928
China Development Bank Corp., Series 1905, 3.48% 1/8/2029	8,350	1,184
Colombia (Republic of) 4.50% 3/15/2029	USD241	210
Colombia (Republic of) 3.00% 1/30/2030	278	214
Colombia (Republic of) 7.00% 3/26/2031	COP5,102,400	981
Colombia (Republic of) 3.125% 4/15/2031	USD1,311	973
Colombia (Republic of) 3.25% 4/22/2032	1,053	759
Colombia (Republic of) 8.00% 4/20/2033	2,560	2,532
Colombia (Republic of) 7.50% 2/2/2034	1,720	1,629
Colombia (Republic of) 7.375% 9/18/2037	610	564
Colombia (Republic of) 5.625% 2/26/2044	261	188
Colombia (Republic of) 5.00% 6/15/2045	785	517
Colombia (Republic of) 5.20% 5/15/2049	200	132
Colombia (Republic of) 4.125% 5/15/2051	4,850	2,720
Colombia (Republic of), Series B, 7.50% 8/26/2026	COP1,543,700	348
Colombia (Republic of), Series B, 5.75% 11/3/2027	17,804,900	3,634
Colombia (Republic of), Series B, 7.00% 3/26/2031	52,966,300	10,183
Colombia (Republic of), Series B, 7.25% 10/18/2034	4,036,800	721
Colombia (Republic of), Series UVR, 3.75% 2/25/2037[3]	20,000	1,466
Colombia (Republic of), Series B, 9.25% 5/28/2042	36,492,800	7,118
Colombia (Republic of), Series B, 7.25% 10/26/2050	3,615,200	556
Cote d’Ivoire (Republic of) 5.25% 3/22/2030	EUR1,380	1,225
Cote d’Ivoire (Republic of) 5.875% 10/17/2031	1,745	1,528
Cote d’Ivoire (Republic of) 4.875% 1/30/2032	970	783
Cote d’Ivoire (Republic of) 6.875% 10/17/2040	4,000	3,144
Czech Republic 0.45% 10/25/2023	CZK23,620	1,019
Czech Republic 1.25% 2/14/2025	19,700	804
Czech Republic 2.40% 9/17/2025	77,190	3,177
Czech Republic 1.00% 6/26/2026	9,070	355
Czech Republic 0.25% 2/10/2027	45,160	1,684
Czech Republic 2.50% 8/25/2028	19,360	759
Czech Republic 0.95% 5/15/2030	10,520	359
Czech Republic 1.20% 3/13/2031	61,360	2,081
Czech Republic 1.95% 7/30/2037	258,940	8,078
Czech Republic 1.50% 4/24/2040	12,020	327
Development Bank of Kazakhstan JSC 10.75% 2/12/2025	KZT85,750	166
Development Bank of Kazakhstan JSC 10.95% 5/6/2026	1,313,500	2,352
Development Bank of Kazakhstan JSC 10.95% 5/6/2026	218,500	391
Development Bank of Mongolia, LLC 7.25% 10/23/2023	USD500	500
Dominican Republic 5.95% 1/25/2027[1]	2,300	2,229
Dominican Republic 5.95% 1/25/2027	1,700	1,648
Dominican Republic 5.50% 2/22/2029[1]	1,420	1,303
Dominican Republic 5.50% 2/22/2029	500	459
Dominican Republic 4.50% 1/30/2030[1]	4,988	4,240
Dominican Republic 7.05% 2/3/2031[1]	665	644
Dominican Republic 13.625% 2/3/2033	DOP49,250	1,024
Dominican Republic 6.00% 2/22/2033[1]	USD805	713
Dominican Republic 11.25% 9/15/2035	DOP121,300	2,208
Dominican Republic 5.30% 1/21/2041[1]	USD887	653
Dominican Republic 6.85% 1/27/2045	800	683
Dominican Republic 6.40% 6/5/2049	580	462
Dominican Republic 5.875% 1/30/2060	7,365	5,298
Dominican Republic 5.875% 1/30/2060[1]	2,170	1,561
Egypt (Arab Republic of) 6.588% 2/21/2028[1]	2,528	1,651
Egypt (Arab Republic of) 6.588% 2/21/2028	1,445	944
American Funds Emerging Markets Bond Fund — Page 2 of 19

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Egypt (Arab Republic of) 5.625% 4/16/2030	EUR1,690	$994
Egypt (Arab Republic of) 5.625% 4/16/2030	1,265	744
Egypt (Arab Republic of) 7.053% 1/15/2032	USD404	233
Egypt (Arab Republic of) 7.625% 5/29/2032	1,000	579
Egypt (Arab Republic of) 7.625% 5/29/2032[1]	575	333
Egypt (Arab Republic of) 8.875% 5/29/2050	660	360
Egypt (Arab Republic of) 8.75% 9/30/2051	880	476
Egypt (Arab Republic of) 8.15% 11/20/2059[1]	1,300	676
Ethiopia (Federal Democratic Republic of) 6.625% 12/11/2024	5,675	3,688
European Bank for Reconstruction & Development 5.15% 2/16/2024	INR66,300	792
European Bank for Reconstruction & Development 6.30% 10/26/2027	75,500	877
Export-Import Bank of India 3.25% 1/15/2030	USD250	214
Export-Import Bank of India 5.50% 1/18/2033	1,000	959
Export-Import Bank of Korea 4.25% 9/15/2027	805	775
Gabonese Republic 6.95% 6/16/2025	1,048	938
Gabonese Republic 6.625% 2/6/2031[1]	400	298
Gabonese Republic 7.00% 11/24/2031[1]	1,820	1,358
Gabonese Republic 7.00% 11/24/2031	1,710	1,276
Gaci First Investment Co. 5.00% 10/13/2027	500	489
Georgia (Republic of) 2.75% 4/22/2026[1]	1,975	1,767
Ghana (Republic of) 7.75% 4/7/2029[1,4]	1,900	846
Ghana (Republic of) 7.625% 5/16/2029[4]	490	218
Guatemala (Republic of) 6.125% 6/1/2050[1]	1,060	917
Honduras (Republic of) 6.25% 1/19/2027	6,610	6,245
Honduras (Republic of) 6.25% 1/19/2027[1]	263	248
Honduras (Republic of) 5.625% 6/24/2030	3,806	3,262
Honduras (Republic of) 5.625% 6/24/2030[1]	2,285	1,958
Hungary (Republic of) 5.00% 2/22/2027	EUR1,625	1,729
Hungary (Republic of) 6.125% 5/22/2028[1]	USD3,130	3,125
Hungary (Republic of) 2.00% 5/23/2029	HUF170,250	352
Hungary (Republic of) 2.125% 9/22/2031	USD810	599
Hungary (Republic of) 6.25% 9/22/2032[1]	1,000	977
Hungary (Republic of) 5.375% 9/12/2033	EUR3,150	3,220
Hungary (Republic of), Series B, 3.00% 6/26/2024	HUF872,930	2,278
Hungary (Republic of), Series B, 5.50% 6/24/2025	788,900	2,043
Hungary (Republic of), Series D, 2.75% 12/22/2026	155,500	361
Hungary (Republic of), Series A, 6.75% 10/22/2028	854,520	2,247
Hungary (Republic of), Series A, 3.25% 10/22/2031	926,430	1,923
Hungary (Republic of), Series 32-A, 4.75% 11/24/2032	538,600	1,214
Hungary (Republic of), Series 41-A, 3.00% 4/25/2041	700,000	1,112
Indonesia (Republic of) 4.65% 9/20/2032	USD2,040	1,911
Indonesia (Republic of) 6.625% 2/15/2034	IDR2,995,000	192
Indonesia (Republic of) 6.625% 2/17/2037	USD300	318
Indonesia (Republic of) 5.25% 1/17/2042	600	563
Indonesia (Republic of) 7.125% 6/15/2042	IDR19,170,000	1,259
Indonesia (Republic of), Series 77, 8.125% 5/15/2024	6,918,000	453
Indonesia (Republic of), Series 59, 7.00% 5/15/2027	31,785,000	2,088
Indonesia (Republic of), Series 64, 6.125% 5/15/2028	75,691,000	4,833
Indonesia (Republic of), Series 95, 6.375% 8/15/2028	29,230,000	1,881
Indonesia (Republic of), Series 71, 9.00% 3/15/2029	15,635,000	1,124
Indonesia (Republic of), Series 78, 8.25% 5/15/2029	35,718,000	2,489
Indonesia (Republic of), Series 82, 7.00% 9/15/2030	80,205,000	5,256
Indonesia (Republic of), Series 87, 6.50% 2/15/2031	52,965,000	3,365
Indonesia (Republic of), Series 73, 8.75% 5/15/2031	28,473,000	2,066
Indonesia (Republic of), Series 91, 6.375% 4/15/2032	148,168,000	9,362
American Funds Emerging Markets Bond Fund — Page 3 of 19

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Indonesia (Republic of), Series 74, 7.50% 8/15/2032	IDR50,000,000	$3,375
Indonesia (Republic of), Series 96, 7.00% 2/15/2033	97,834,000	6,384
Indonesia (Republic of), Series 65, 6.625% 5/15/2033	12,400,000	794
Indonesia (Republic of), Series 68, 8.375% 3/15/2034	45,362,000	3,275
Indonesia (Republic of), Series 80, 7.50% 6/15/2035	33,080,000	2,245
Indonesia (Republic of), Series 72, 8.25% 5/15/2036	27,966,000	2,016
Indonesia Asahan Aluminium (Persero) PT 4.75% 5/15/2025	USD2,000	1,957
Indonesia Asahan Aluminium (Persero) PT 6.53% 11/15/2028	264	264
Indonesia Asahan Aluminium (Persero) PT 5.80% 5/15/2050	300	244
International Bank for Reconstruction and Development 6.85% 4/24/2028	INR316,500	3,741
International Finance Corp. 6.30% 11/25/2024	159,470	1,906
Israel (State of) 2.875% 3/16/2026	USD373	351
Israel (State of) 2.25% 9/28/2028	ILS1,750	420
Israel (State of) 2.75% 7/3/2030	USD4,619	3,933
Israel (State of) 1.30% 4/30/2032	ILS27,511	5,712
Israel (State of) 4.50% 1/17/2033	USD5,515	5,161
Israel (State of) 2.80% 11/29/2052	ILS1,800	340
Kazakhstan (Republic of) 6.50% 7/21/2045	USD800	816
Kenya (Republic of) 6.875% 6/24/2024	775	719
Kenya (Republic of) 7.25% 2/28/2028[1]	1,725	1,393
Kenya (Republic of) 6.30% 1/23/2034[1]	1,480	989
Korea Development Bank 4.25% 9/8/2032	2,270	2,081
Korea National Oil Corp. 4.875% 4/3/2028[1]	400	390
Korea National Oil Corp. 2.625% 4/18/2032	200	159
Malaysia (Federation of), Series 0319, 3.478% 6/14/2024	MYR2,599	554
Malaysia (Federation of), Series 0115, 3.955% 9/15/2025	5	1
Malaysia (Federation of), Series 0120, 3.422% 9/30/2027	3,852	809
Malaysia (Federation of), Series 0417, 3.899% 11/16/2027	1,300	279
Malaysia (Federation of), Series 0513, 3.733% 6/15/2028	1,870	397
Malaysia (Federation of), Series 0218, 4.369% 10/31/2028	5,197	1,132
Malaysia (Federation of), Series 0219, 3.885% 8/15/2029	12,810	2,722
Malaysia (Federation of), Series 0220, 2.632% 4/15/2031	3,367	654
Malaysia (Federation of), Series 0122, 3.582% 7/15/2032	2,100	433
Malaysia (Federation of), Series 0419, 3.828% 7/5/2034	35,030	7,294
Malaysia (Federation of), Series 0415, 4.254% 5/31/2035	19,350	4,171
Malaysia (Federation of), Series 0615, 4.786% 10/31/2035	5,925	1,347
Malaysia (Federation of), Series 0317, 4.762% 4/7/2037	2,126	480
Malaysia (Federation of), Series 0418, 4.893% 6/8/2038	36,866	8,488
Malaysia (Federation of), Series 0519, 3.757% 5/22/2040	2,500	500
Malaysia (Federation of), Series 0221, 4.417% 9/30/2041	699	151
Malaysia (Federation of), Series 0519, 4.638% 11/15/2049	2,448	532
Malaysia (Federation of), Series 0120, 4.065% 6/15/2050	2,594	517
Malaysia (Federation of), Series 022, 5.357% 5/15/2052	2,352	569
MFB Magyar Fejlesztesi Bank Zartkoruen Mukodo Reszvenytarsasag 6.50% 6/29/2028	USD2,200	2,184
Mic Capital Management (Rsc) Seven, Ltd. 5.084% 5/22/2053[1]	435	386
Mongolia (State of) 8.75% 3/9/2024	551	555
Mongolia (State of) 5.125% 4/7/2026	300	281
Mongolia (State of) 3.50% 7/7/2027	200	168
Mongolia (State of) 8.65% 1/19/2028[1]	1,492	1,488
Morocco (Kingdom of) 1.375% 3/30/2026	EUR433	419
Morocco (Kingdom of) 5.95% 3/8/2028[1]	USD1,225	1,211
Mozambique (Republic of) 9.00% 9/15/2031	4,590	3,625
Namibia (Republic of) 5.25% 10/29/2025	2,000	1,891
Nigeria (Republic of) 8.375% 3/24/2029[1]	1,020	876
Nigeria (Republic of) 8.375% 3/24/2029	250	215
American Funds Emerging Markets Bond Fund — Page 4 of 19

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Nigeria (Republic of) 8.25% 9/28/2051	USD725	$504
Oman (Sultanate of) 5.625% 1/17/2028	1,000	976
Oman (Sultanate of) 6.00% 8/1/2029	2,000	1,965
Oman (Sultanate of) 4.875% 6/15/2030[1]	800	772
Oman (Sultanate of) 6.25% 1/25/2031[1]	4,768	4,719
Oman (Sultanate of) 6.75% 1/17/2048	7,700	7,101
Oman (Sultanate of) 7.00% 1/25/2051	1,950	1,844
Pakistan (Islamic Republic of) 8.25% 9/30/2025	850	523
Panama (Republic of) 7.125% 1/29/2026	710	725
Panama (Republic of) 3.16% 1/23/2030	830	700
Panama (Republic of) 6.375% 7/25/2033[1]	5,310	5,039
Panama (Republic of) 6.40% 2/14/2035	2,560	2,487
Panama (Republic of) 6.875% 1/31/2036	1,960	1,969
Panama (Republic of) 4.50% 5/15/2047	1,350	951
Panama (Republic of) 4.50% 4/16/2050	700	478
Panama (Republic of) 4.30% 4/29/2053	820	537
Panama (Republic of) 6.853% 3/28/2054	1,200	1,118
Panama (Republic of) 4.50% 4/1/2056	673	445
Panama (Republic of) 3.87% 7/23/2060	410	238
Panama (Republic of) 4.50% 1/19/2063	1,970	1,279
Paraguay (Republic of) 5.00% 4/15/2026	154	151
Paraguay (Republic of) 4.95% 4/28/2031	430	399
Paraguay (Republic of) 5.60% 3/13/2048[1]	2,432	1,975
Peru (Republic of) 4.125% 8/25/2027	1,056	1,008
Peru (Republic of) 5.94% 2/12/2029	PEN2,984	765
Peru (Republic of) 6.95% 8/12/2031	3,045	796
Peru (Republic of) 6.15% 8/12/2032	6,752	1,660
Peru (Republic of) 3.00% 1/15/2034	USD840	650
Peru (Republic of) 5.40% 8/12/2034	PEN15,139	3,415
Peru (Republic of) 5.40% 8/12/2034	12,001	2,707
Peru (Republic of) 3.55% 3/10/2051	USD1,100	727
Peru (Republic of) 2.78% 12/1/2060	1,615	864
PETRONAS Capital, Ltd. 3.50% 4/21/2030[1]	1,000	887
PETRONAS Capital, Ltd. 3.50% 4/21/2030	300	266
PETRONAS Capital, Ltd. 4.50% 3/18/2045	200	165
Philippines (Republic of) 2.95% 5/5/2045	1,487	947
Poland (Republic of) 7.50% 7/25/2028	PLN2,825	708
Poland (Republic of) 4.875% 10/4/2033	USD2,545	2,374
Poland (Republic of) 6.00% 10/25/2033	PLN5,850	1,350
Poland (Republic of), Series 0726, 2.50% 7/25/2026	17,700	3,789
Poland (Republic of), Series 5Y, 3.75% 5/25/2027	41,970	9,184
Poland (Republic of), Series 0727, 2.50% 7/25/2027	8,004	1,669
Poland (Republic of), Series 1029, 2.75% 10/25/2029	1,781	354
Poland (Republic of), Series 0432, 1.75% 4/25/2032	2,084	348
Qatar (State of) 4.00% 3/14/2029	USD2,330	2,222
Qatar (State of) 3.75% 4/16/2030[1]	1,000	935
Qatar (State of) 4.40% 4/16/2050[1]	2,300	1,882
Republika Srpska 4.75% 4/27/2026	EUR959	962
Romania 3.65% 7/28/2025	RON6,200	1,265
Romania 2.50% 10/25/2027	900	165
Romania 1.75% 7/13/2030	EUR3,000	2,407
Romania 2.124% 7/16/2031	1,000	786
Romania 2.00% 4/14/2033	1,760	1,284
Romania 4.75% 10/11/2034	RON2,395	423
Romania 7.625% 1/17/2053[1]	USD200	205
American Funds Emerging Markets Bond Fund — Page 5 of 19

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Russian Federation 7.00% 1/25/2023[4,5]	RUB49,732	$— [6]
Russian Federation 5.25% 6/23/2047[4]	USD5,400	1,836
Saudi Arabia (Kingdom of) 4.75% 1/18/2028[1]	2,600	2,543
Saudi Arabia (Kingdom of) 4.875% 7/18/2033[1]	3,178	3,026
Saudi Arabia (Kingdom of) 4.625% 10/4/2047	2,000	1,594
Saudi Arabia (Kingdom of) 5.00% 1/18/2053[1]	4,755	3,960
Saudi Arabia (Kingdom of) 3.45% 2/2/2061	1,300	799
Senegal (Republic of) 4.75% 3/13/2028	EUR2,960	2,673
Senegal (Republic of) 4.75% 3/13/2028	1,140	1,029
Senegal (Republic of) 5.375% 6/8/2037	1,000	680
Senegal (Republic of) 6.75% 3/13/2048	USD4,425	2,976
Serbia (Republic of) 6.50% 9/26/2033[1]	5,617	5,359
Serbia (Republic of) 6.50% 9/26/2033	300	286
Sharjah (Emirate of) 6.50% 11/23/2032[1]	6,490	6,483
South Africa (Republic of), Series R-186, 10.50% 12/21/2026	ZAR10,900	593
South Africa (Republic of), Series R-2030, 8.00% 1/31/2030	253,395	11,688
South Africa (Republic of), Series R-213, 7.00% 2/28/2031	60,300	2,501
South Africa (Republic of), Series R-2032, 8.25% 3/31/2032	57,044	2,460
South Africa (Republic of), Series R-2035, 8.875% 2/28/2035	301,090	12,558
South Africa (Republic of), Series R-2037, 8.50% 1/31/2037	57,630	2,230
South Africa (Republic of), Series R-2040, 9.00% 1/31/2040	9,872	385
South Africa (Republic of), Series R-214, 6.50% 2/28/2041	380,265	11,351
South Africa (Republic of), Series R-2048, 8.75% 2/28/2048	200,082	7,348
South Korea (Republic of), Series 2709, 3.125% 9/10/2027	KRW13,650,800	9,834
South Korea (Republic of), Series 3212, 4.25% 12/10/2032	7,363,100	5,549
South Korea (Republic of), Series 4209, 3.25% 9/10/2042	940,000	631
Sri Lanka (Democratic Socialist Republic of) 5.75% 4/18/2023[4]	USD1,282	619
Sri Lanka (Democratic Socialist Republic of) 6.20% 5/11/2027[1,4]	2,500	1,168
Sri Lanka (Democratic Socialist Republic of) 6.75% 4/18/2028[4]	250	117
Sri Lanka (Democratic Socialist Republic of) 7.55% 3/28/2030[4]	750	350
Thailand (Kingdom of) 3.85% 12/12/2025	THB124,390	3,495
Thailand (Kingdom of) 1.00% 6/17/2027	24,371	626
Thailand (Kingdom of) 2.875% 12/17/2028	64,850	1,774
Thailand (Kingdom of) 2.00% 12/17/2031	63,400	1,596
Thailand (Kingdom of) 1.60% 6/17/2035	6,127	140
Thailand (Kingdom of) 3.39% 6/17/2037	148,774	4,039
Thailand (Kingdom of) 3.30% 6/17/2038	31,492	842
Thailand (Kingdom of) 2.00% 6/17/2042	54,600	1,176
Thailand (Kingdom of) 2.875% 6/17/2046	13,000	307
Tunisia (Republic of) 6.75% 10/31/2023	EUR2,725	2,797
Tunisia (Republic of) 5.625% 2/17/2024	10,768	10,101
Tunisia (Republic of) 5.75% 1/30/2025	USD465	319
Tunisia (Republic of) 6.375% 7/15/2026	EUR1,300	832
Tunisia (Republic of) 6.375% 7/15/2026	550	352
Turkey (Republic of) 6.375% 10/14/2025	USD1,035	1,009
Turkey (Republic of) 4.25% 4/14/2026	1,270	1,165
Turkey (Republic of) 4.875% 10/9/2026	2,000	1,838
Turkey (Republic of) 9.875% 1/15/2028	1,000	1,056
Turkey (Republic of) 6.50% 9/20/2033	900	772
Turkey (Republic of) 6.00% 1/14/2041	400	296
Ukraine 10.95% 11/1/2023[5]	UAH19,320	396
Ukraine 9.99% 5/22/2024	24,136	482
Ukraine 7.75% 9/1/2024[4]	USD1,600	552
Ukraine 19.50% 1/15/2025	UAH35,574	725
Ukraine 8.994% 2/1/2026[4]	USD5,523	1,761
American Funds Emerging Markets Bond Fund — Page 6 of 19

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Ukraine 7.75% 9/1/2027[4]	USD1,200	$350
Ukraine 6.75% 6/20/2028[4]	EUR2,072	571
Ukraine 6.876% 5/21/2031[1,4]	USD1,800	480
Ukraine 4.375% 1/27/2032[4]	EUR700	179
Ukraine 7.253% 3/15/2035[4]	USD2,012	534
Ukraine 7.253% 3/15/2035[1,4]	1,700	451
United Mexican States 0% 10/3/2024	MXN4,200	216
United Mexican States 4.50% 12/4/2025[3]	57,040	3,168
United Mexican States 8.30% 8/15/2031	USD1,800	2,058
United Mexican States 4.875% 5/19/2033	875	786
United Mexican States 4.50% 1/31/2050	417	302
United Mexican States 6.338% 5/4/2053	1,792	1,635
United Mexican States 3.771% 5/24/2061	720	425
United Mexican States 3.75% 4/19/2071	880	504
United Mexican States 5.75% 10/12/2110	418	333
United Mexican States, Series M20, 10.00% 12/5/2024	MXN12,920	733
United Mexican States, Series M, 7.50% 6/3/2027	12,115	635
United Mexican States, Series M20, 8.50% 5/31/2029	168,810	9,064
United Mexican States, Series M, 7.75% 5/29/2031	107,667	5,445
United Mexican States, Series M, 7.50% 5/26/2033	56,200	2,741
United Mexican States, Series M, 7.75% 11/23/2034	17,760	869
United Mexican States, Series M30, 10.00% 11/20/2036	23,500	1,355
United Mexican States, Series M30, 8.50% 11/18/2038	132,000	6,681
United Mexican States, Series M, 7.75% 11/13/2042	9,290	430
United Mexican States, Series M, 8.00% 11/7/2047	24,663	1,165
United Mexican States, Series M, 8.00% 7/31/2053	152,000	7,123
Uruguay (Oriental Republic of) 4.375% 12/15/2028[3]	UYU52	1
Venezuela (Bolivarian Republic of) 7.00% 12/1/2018[4]	USD155	10
Venezuela (Bolivarian Republic of) 7.75% 10/13/2019[4]	3,393	237
Venezuela (Bolivarian Republic of) 6.00% 12/9/2020[4]	2,293	160
Venezuela (Bolivarian Republic of) 12.75% 8/23/2022[4]	210	22
Venezuela (Bolivarian Republic of) 9.00% 5/7/2023[4]	3,335	292
Venezuela (Bolivarian Republic of) 8.25% 10/13/2024[4]	1,546	147
Venezuela (Bolivarian Republic of) 7.65% 4/21/2025[4]	450	43
Venezuela (Bolivarian Republic of) 11.75% 10/21/2026[4]	155	16
Venezuela (Bolivarian Republic of) 9.25% 9/15/2027[4]	2,100	215
Venezuela (Bolivarian Republic of) 9.25% 5/7/2028[4]	769	80
Venezuela (Bolivarian Republic of) 11.95% 8/5/2031[4]	267	28
Venezuela (Bolivarian Republic of) 7.00% 3/31/2038[4]	377	37
		676,543
Corporate bonds, notes & loans 17.86% Energy 4.18%
AI Candelaria (Spain), SLU 5.75% 6/15/2033[1]	2,250	1,594
AI Candelaria (Spain), SLU 5.75% 6/15/2033	250	177
Cosan Luxembourg SA 7.50% 6/27/2030[1]	1,200	1,192
Ecopetrol SA 8.625% 1/19/2029	200	201
Ecopetrol SA 8.875% 1/13/2033	1,730	1,691
Ecopetrol SA 5.875% 5/28/2045	457	302
FORESEA Holding SA 7.50% 6/15/2030	639	601
GeoPark, Ltd. 5.50% 1/17/2027	500	429
Guara Norte SARL 5.198% 6/15/2034[1]	2,483	2,116
Kosmos Energy, Ltd. 7.125% 4/4/2026[7]	1,684	1,587
Kosmos Energy, Ltd. 7.50% 3/1/2028[7]	600	539
Modec Finance BV 7.84% 7/15/2026[5,7]	200	198
American Funds Emerging Markets Bond Fund — Page 7 of 19

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
MV24 Capital BV 6.748% 6/1/2034[1]	USD1,447	$1,278
MV24 Capital BV 6.748% 6/1/2034	925	817
Oleoducto Central SA 4.00% 7/14/2027[1]	2,495	2,225
Petroleos Mexicanos 7.19% 9/12/2024	MXN46,570	2,510
Petroleos Mexicanos 7.19% 9/12/2024	26,639	1,436
Petroleos Mexicanos 6.875% 10/16/2025	USD730	700
Petroleos Mexicanos 6.875% 8/4/2026	2,489	2,297
Petroleos Mexicanos 7.47% 11/12/2026	MXN71,690	3,513
Petroleos Mexicanos 6.70% 2/16/2032	USD2,141	1,591
Petroleos Mexicanos 7.69% 1/23/2050	4,250	2,734
Petroleos Mexicanos 6.95% 1/28/2060	4,265	2,529
Petroleos Mexicanos 6.625% 6/15/2035	2,182	1,464
Petrorio Luxembourg SARL 6.125% 6/9/2026[1]	500	483
PTTEP Treasury Center Co., Ltd. 2.587% 6/10/2027[1]	278	251
PTTEP Treasury Center Co., Ltd. 2.587% 6/10/2027	200	180
PTTEP Treasury Center Co., Ltd. 2.993% 1/15/2030	228	197
Qatar Energy 3.125% 7/12/2041	3,314	2,297
Qatar Energy 3.125% 7/12/2041[1]	2,995	2,076
Qatar Energy 3.30% 7/12/2051[1]	2,710	1,765
Sinopec Group Overseas Development (2018), Ltd. 2.30% 1/8/2031[1]	250	207
Tullow Oil PLC 10.25% 5/15/2026	200	174
		41,351
Financials 3.61%
AIA Group, Ltd. 0.88% 9/9/2033 (5-year EUR Mid-Swap + 1.10% on 9/9/2028)[2]	EUR2,000	1,687
Banco de Credito del Peru SA 3.25% 9/30/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.45% on 9/30/2026)[1,2]	USD2,955	2,599
Banco do Brasil SA 4.625% 1/15/2025	400	391
Banco do Brasil SA 3.25% 9/30/2026	850	781
Bangkok Bank Public Co., Ltd. 4.45% 9/19/2028[1]	900	852
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[2]	2,956	2,470
BBVA Bancomer, SA 5.875% 9/13/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.308% on 9/13/2029)[2]	2,200	1,927
BBVA Bancomer, SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033)[1,2]	1,000	986
China Ping An Insurance Overseas (Holdings), Ltd. 2.85% 8/12/2031	272	201
HDFC Bank, Ltd. 8.10% 3/22/2025	INR60,000	716
HSBC Holdings PLC 7.39% 11/03/2028 (USD-SOFR + 7.39% on 11/3/2027)[2]	USD1,000	1,035
HSBC Holdings PLC 6.161% 3/9/2029 (USD-SOFR + 1.97% on 3/9/2028)[2]	300	297
HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028)[2]	1,000	825
HSBC Holdings PLC 8.113% 11/3/2033 (USD-SOFR + 4.25% on 11/3/2032)[2]	1,900	2,000
HSBC Holdings PLC 6.254% 3/9/2034 (USD-SOFR + 2.39% on 3/9/2033)[2]	500	489
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043)[2]	550	529
Huarong Finance 2017 Co., Ltd. 4.75% 4/27/2027	300	257
Huarong Finance 2019 Co., Ltd. (3-month USD CME Term SOFR + 1.512%) 6.812% 2/24/2025[8]	204	191
Huarong Finance II Co., Ltd. 5.00% 11/19/2025	200	180
Huarong Finance II Co., Ltd. 4.625% 6/3/2026	430	378
Huarong Finance II Co., Ltd. 4.875% 11/22/2026	200	173
Itau Unibanco Holding SA 4.50% 11/21/2029 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.822% on 11/21/2024)[2]	800	778
Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[2]	5,400	4,821
Korea Exchange Bank 3.25% 3/30/2027[1]	870	808
American Funds Emerging Markets Bond Fund — Page 8 of 19

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
NongHyup Bank 4.875% 7/3/2028[1]	USD3,560	$3,458
Power Finance Corp., Ltd. 3.90% 9/16/2029	500	441
PT Bank Negara Indonesia (Persero) Tbk 4.30% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.466% on 3/24/2027)[2]	2,900	2,390
Shinhan Financial Group Co., Ltd. 5.00% 7/24/2028[1]	1,600	1,546
Standard Chartered PLC 6.296% 7/6/2034 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.58% on 7/6/2033)[1,2]	771	745
Vigorous Champion International, Ltd. 4.25% 5/28/2029	950	830
Xiaomi Best Time International, Ltd. 2.875% 7/14/2031[1]	415	308
Xiaomi Best Time International, Ltd. 4.10% 7/14/2051[1]	1,120	629
		35,718
Utilities 2.85%
Aegea Finance SARL 9.00% 1/20/2031[1]	645	651
AES Panama Generation Holdings SRL 4.375% 5/31/2030[1]	3,266	2,778
AES Panama Generation Holdings SRL 4.375% 5/31/2030	198	169
Alfa Desarrollo SpA 4.55% 9/27/2051[1]	1,113	762
Azure Power Energy, Ltd. 3.575% 8/19/2026[1]	173	140
Chile Electricity Lux MPC SARL 6.01% 1/20/2033[1]	2,605	2,595
Empresas Publicas de Medellin ESP 8.375% 11/8/2027	COP10,000,000	1,985
Empresas Publicas de Medellin ESP 8.375% 11/8/2027	3,744,000	743
Empresas Publicas de Medellin ESP 4.25% 7/18/2029[1]	USD1,602	1,290
Empresas Publicas de Medellin ESP 4.375% 2/15/2031[1]	960	737
Enel Américas SA 4.00% 10/25/2026	215	200
Enel Chile SA 4.875% 6/12/2028	1,701	1,620
Enfragen Energia Sur SA 5.375% 12/30/2030	3,609	2,528
ENN Clean Energy International Investment, Ltd. 3.375% 5/12/2026[1]	510	468
Eskom Holdings SOC, Ltd. 8.45% 8/10/2028	740	705
Instituto Costarricense de Electricidad 6.75% 10/7/2031	1,795	1,737
Investment Energy Resources, Ltd. 6.25% 4/26/2029[1]	1,375	1,253
Korea Electric Power Corp. 5.375% 7/31/2026[1]	2,010	2,000
Korea Electric Power Corp. 4.00% 6/14/2027	300	286
Korea Electric Power Corp. 4.00% 6/14/2027[1]	200	190
Light Servicos de Eletricidade SA 4.375% 6/18/2026[1,4]	1,500	676
Light Servicos de Eletricidade SA 4.375% 6/18/2026[4]	700	315
Minejesa Capital BV 4.625% 8/10/2030	1,350	1,205
MVM Energetika Zartkoruen Mukodo Reszvenytarsasag 7.50% 6/9/2028	2,895	2,917
ReNew Power Pvt., Ltd. 5.875% 3/5/2027[1]	200	186
		28,136
Materials 2.40%
Alpek, SAB de CV 3.25% 2/25/2031[1]	1,621	1,274
Aris Mining Corp. 6.875% 8/9/2026[1]	1,760	1,409
Bluestar Finance Holdings, Ltd. 3.10% junior subordinated perpetual bonds (3-year UST Yield Curve Rate T Note Constant Maturity + 5.634% on 7/12/2024)[2]	369	360
Braskem Idesa SAPI 7.45% 11/15/2029[1]	381	238
Braskem Idesa SAPI 6.99% 2/20/2032[1]	4,230	2,547
Braskem Idesa SAPI 6.99% 2/20/2032	800	482
Braskem Netherlands Finance BV 4.50% 1/10/2028	1,000	885
Braskem Netherlands Finance BV 8.50% 1/12/2031[1]	1,005	997
Braskem Netherlands Finance BV 7.25% 2/13/2033[1]	1,250	1,153
CAP SA 3.90% 4/27/2031	200	148
CEMEX, SAB de CV 9.125% senior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 4.907% on 6/14/2028)[1,2]	1,100	1,146
American Funds Emerging Markets Bond Fund — Page 9 of 19

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
CSN Inova Ventures 6.75% 1/28/2028	USD300	$278
CSN Resources SA 7.625% 4/17/2026	400	401
CSN Resources SA 5.875% 4/8/2032[1]	1,610	1,307
Endeavour Mining PLC 5.00% 10/14/2026	200	179
Fresnillo PLC 4.25% 10/2/2050[1]	2,160	1,512
GC Treasury Center Co., Ltd. 2.98% 3/18/2031[1]	375	297
GC Treasury Center Co., Ltd. 4.40% 3/30/2032[1]	300	257
Gold Fields Orogen Holding (BVI), Ltd. 6.125% 5/15/2029	200	194
Industrias Peñoles, SAB de CV 4.75% 8/6/2050[1]	455	343
POSCO 5.75% 1/17/2028[1]	200	199
Sasol Financing USA, LLC 5.875% 3/27/2024	400	396
Sasol Financing USA, LLC 4.375% 9/18/2026	2,410	2,139
Sasol Financing USA, LLC 8.75% 5/3/2029[1]	2,500	2,406
Sasol Financing USA, LLC 8.75% 5/3/2029[7]	1,585	1,526
Sasol Financing USA, LLC 5.50% 3/18/2031	2,050	1,609
		23,682
Consumer staples 1.22%
Indofood CBP Sukses Makmur Tbk PT 3.398% 6/9/2031	559	453
Indofood CBP Sukses Makmur Tbk PT 3.541% 4/27/2032	400	320
Indofood CBP Sukses Makmur Tbk PT 4.745% 6/9/2051	765	532
InRetail Consumer 3.25% 3/22/2028[1]	2,730	2,330
MARB BondCo PLC 3.95% 1/29/2031[1]	1,500	1,114
MARB BondCo PLC 3.95% 1/29/2031	700	520
Minerva Luxembourg SA 4.375% 3/18/2031[1]	400	310
Minerva Luxembourg SA 8.875% 9/13/2033[1]	5,168	5,136
Natura Cosmeticos SA 4.125% 5/3/2028[1]	1,320	1,135
NBM US Holdings, Inc. 7.00% 5/14/2026[7]	250	248
		12,098
Consumer discretionary 1.11%
Alibaba Group Holding, Ltd. 4.50% 11/28/2034	300	260
Arcos Dorados BV 6.125% 5/27/2029[1]	1,100	1,046
Meituan 3.05% 10/28/2030[1]	3,150	2,449
Melco Resorts Finance, Ltd. 4.875% 6/6/2025[1]	850	804
Melco Resorts Finance, Ltd. 4.875% 6/6/2025	400	378
Melco Resorts Finance, Ltd. 5.375% 12/4/2029[1]	1,750	1,443
MercadoLibre, Inc. 3.125% 1/14/2031	1,142	900
MGM China Holdings, Ltd. 5.375% 5/15/2024	300	296
Prosus NV 3.257% 1/19/2027	2,550	2,260
Prosus NV 3.68% 1/21/2030	1,120	903
Sands China, Ltd. 2.55% 3/8/2027	300	261
		11,000
Industrials 1.11%
Bidvest Group (UK) PLC 3.625% 9/23/2026	200	178
BOC Aviation, Ltd. 3.00% 9/11/2029	600	517
BOC Aviation, Ltd. 2.625% 9/17/2030	200	164
Embraer Netherlands Finance BV 7.00% 7/28/2030[1]	400	397
Hidrovias International Finance SARL 4.95% 2/8/2031[1]	2,610	2,097
Lima Metro Line 2 Finance, Ltd. 5.875% 7/5/2034[1]	497	480
Lima Metro Line 2 Finance, Ltd. 4.35% 4/5/2036[1]	888	774
Mexico City Airport Trust 4.25% 10/31/2026	900	847
Mexico City Airport Trust 5.50% 7/31/2047	1,000	761
American Funds Emerging Markets Bond Fund — Page 10 of 19

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027[1]	USD1,660	$1,534
OCP SA 3.75% 6/23/2031	200	158
Rutas 2 & 7 Finance, Ltd. 0% 9/30/2036[1]	2,444	1,569
Rutas 2 & 7 Finance, Ltd. 0% 9/30/2036	1,300	835
Simpar Europe SA 5.20% 1/26/2031	200	161
Summit Digitel Infrastructure Pvt, Ltd. 2.875% 8/12/2031[1]	300	229
Summit Digitel Infrastructure Pvt, Ltd. 2.875% 8/12/2031	300	229
		10,930
Communication services 0.71%
América Móvil, SAB de CV 9.50% 1/27/2031	MXN80,060	4,480
Axiata SPV5 (Labuan), Ltd. 3.064% 8/19/2050	USD1,053	649
MTN (Mauritius) Investments, Ltd. 6.50% 10/13/2026	200	196
PLDT, Inc. 2.50% 1/23/2031	200	159
Tencent Holdings, Ltd. 2.39% 6/3/2030	500	401
Tencent Holdings, Ltd. 3.68% 4/22/2041	400	277
Tencent Holdings, Ltd. 3.24% 6/3/2050[1]	900	519
Tencent Holdings, Ltd. 3.24% 6/3/2050	400	231
Tencent Holdings, Ltd. 3.84% 4/22/2051	200	128
		7,040
Health care 0.23%
Rede D’Or Finance SARL 4.95% 1/17/2028	205	187
Rede D’Or Finance SARL 4.50% 1/22/2030	2,500	2,115
		2,302
Real estate 0.23%
Corp. Inmobiliaria Vesta, SAB de CV 3.625% 5/13/2031[1]	1,435	1,171
FibraSOMA 4.375% 7/22/2031[1]	1,430	1,070
		2,241
Municipals 0.14%
Aeropuerto Internacional de Tocumen, SA 4.00% 8/11/2041[1]	700	545
Aeropuerto Internacional de Tocumen, SA 5.125% 8/11/2061[1]	1,140	831
		1,376
Information technology 0.07%
SK hynix, Inc. 6.375% 1/17/2028[1]	200	200
SK hynix, Inc. 2.375% 1/19/2031[1]	400	300
TSMC Global, Ltd. 2.25% 4/23/2031[1]	200	160
		660
Total corporate bonds, notes & loans		176,534
U.S. Treasury bonds & notes 3.41% U.S. Treasury 3.41%
U.S. Treasury 4.50% 11/15/2025[9]	19,200	18,999
U.S. Treasury 3.625% 5/31/2028	3,358	3,219
U.S. Treasury 4.125% 7/31/2028	10,000	9,784
U.S. Treasury 3.375% 5/15/2033[9]	1,920	1,741
		33,743
Total bonds, notes & other debt instruments (cost: $969,701,000)		886,820
American Funds Emerging Markets Bond Fund — Page 11 of 19

unaudited
Convertible bonds & notes 0.72% Energy 0.72%		Principal amount (000)	Value (000)
Abu Dhabi National Oil Co., convertible notes, 0.70% 6/4/2024		USD7,400	$7,143
Total convertible bonds & notes (cost: $7,122,000)			7,143
Common stocks 0.16% Energy 0.16%		Shares
FORESEA Holding SA, Class C, nonvoting shares[10]		55,880	1,447
FORESEA Holding SA, Class B10		6,208	161
			1,608
Total common stocks (cost: $1,540,000)			1,608
Short-term securities 7.92% Money market investments 7.73%
Capital Group Central Cash Fund 5.44%[11,12]		764,854	76,478
Bills & notes of governments & government agencies outside the U.S. 0.19%	Weighted average yield at acquisition	Principal amount (000)
Sri Lanka (Democratic Socialist Republic of) 11/10/2023	21.578%	LKR404,000	1,227
Sri Lanka (Democratic Socialist Republic of) 5/10/2024	17.983	218,000	618
			1,845
Total short-term securities (cost: $78,402,000)			78,323
Total investment securities 98.49% (cost: $1,056,765,000)			973,894
Other assets less liabilities 1.51%			14,897
Net assets 100.00%			$988,791
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized (depreciation) appreciation at 9/30/2023 (000)
2 Year U.S. Treasury Note Futures	Long	605	1/4/2024	USD122,640	$(368)
5 Year U.S. Treasury Note Futures	Long	22	1/4/2024	2,318	(19)
10 Year Euro-Bund Futures	Short	43	12/11/2023	(5,848)	167
10 Year U.S. Treasury Note Futures	Short	35	12/29/2023	(3,782)	64
10 Year Ultra U.S. Treasury Note Futures	Short	100	12/29/2023	(11,157)	333
20 Year U.S. Treasury Bond Futures	Long	9	12/29/2023	1,024	(56)
30 Year Ultra U.S. Treasury Bond Futures	Long	39	12/29/2023	4,629	(372)
					$(251)
American Funds Emerging Markets Bond Fund — Page 12 of 19

unaudited
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 9/30/2023 (000)
Currency purchased (000)		Currency sold (000)
USD	16,052	EUR	14,930	Standard Chartered Bank	10/6/2023	$262
USD	2,971	EUR	2,763	Standard Chartered Bank	10/6/2023	49
USD	579	CZK	12,896	Standard Chartered Bank	10/6/2023	20
USD	1,249	EUR	1,162	Standard Chartered Bank	10/6/2023	20
USD	355	CZK	7,923	JPMorgan Chase	10/6/2023	12
USD	453	ZAR	8,405	BNP Paribas	10/6/2023	10
USD	592	EUR	551	Standard Chartered Bank	10/6/2023	10
USD	528	ZAR	9,888	JPMorgan Chase	10/6/2023	6
USD	383	MXN	6,645	Barclays Bank PLC	10/6/2023	2
USD	118	EUR	111	JPMorgan Chase	10/6/2023	1
CZK	4,218	USD	185	JPMorgan Chase	10/6/2023	(2)
CZK	46,500	USD	2,084	JPMorgan Chase	10/6/2023	(69)
PLN	6,225	USD	1,508	Citibank	10/6/2023	(83)
THB	146,300	USD	4,131	Citibank	10/6/2023	(130)
USD	1,235	EUR	1,150	JPMorgan Chase	10/10/2023	18
USD	366	HUF	135,502	Goldman Sachs	10/11/2023	(1)
HUF	136,012	USD	374	Morgan Stanley	10/11/2023	(5)
MXN	210,013	USD	11,942	Morgan Stanley	10/12/2023	82
USD	1,288	MXN	22,300	Goldman Sachs	10/12/2023	12
HUF	255,050	EUR	649	JPMorgan Chase	10/12/2023	4
HUF	170,199	USD	465	Goldman Sachs	10/12/2023	(4)
PLN	879	USD	206	JPMorgan Chase	10/12/2023	(5)
USD	9,387	MYR	43,813	HSBC Bank	10/13/2023	23
USD	1,080	CZK	24,630	Barclays Bank PLC	10/13/2023	13
CNH	4,710	USD	642	Bank of America	10/13/2023	3
USD	1,135	MYR	5,300	JPMorgan Chase	10/13/2023	2
MYR	6,340	USD	1,358	HSBC Bank	10/13/2023	(3)
PLN	4,880	USD	1,129	Barclays Bank PLC	10/13/2023	(12)
CLP	330,680	USD	386	JPMorgan Chase	10/13/2023	(14)
CZK	22,300	USD	980	Barclays Bank PLC	10/13/2023	(14)
HUF	837,000	USD	2,295	UBS AG	10/13/2023	(28)
TRY	67,800	USD	2,469	Citibank	10/13/2023	(42)
USD	370	CZK	8,520	Goldman Sachs	10/16/2023	1
USD	178	CZK	4,100	JPMorgan Chase	10/16/2023	— [6]
CZK	8,361	USD	363	UBS AG	10/16/2023	(1)
CZK	24,443	USD	1,065	JPMorgan Chase	10/16/2023	(6)
USD	1,160	ZAR	21,190	Standard Chartered Bank	10/18/2023	43
USD	3,031	EUR	2,840	Citibank	10/18/2023	26
USD	6,821	CNH	49,670	Bank of America	10/18/2023	10
USD	746	EUR	700	Morgan Stanley	10/18/2023	6
USD	189	MXN	3,256	Morgan Stanley	10/18/2023	2
ZAR	21,228	USD	1,117	Standard Chartered Bank	10/18/2023	2
USD	377	MYR	1,761	JPMorgan Chase	10/18/2023	1
USD	356	PLN	1,550	BNP Paribas	10/18/2023	1
USD	141	MYR	660	JPMorgan Chase	10/18/2023	— [6]
PLN	1,542	USD	354	Morgan Stanley	10/18/2023	(1)
USD	911	ZAR	17,305	Standard Chartered Bank	10/18/2023	(2)
HUF	52,267	USD	145	JPMorgan Chase	10/18/2023	(3)
HUF	59,886	USD	166	JPMorgan Chase	10/18/2023	(4)
CZK	81,520	USD	3,543	HSBC Bank	10/18/2023	(13)
THB	19,777	USD	556	UBS AG	10/18/2023	(15)
American Funds Emerging Markets Bond Fund — Page 13 of 19

unaudited
Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 9/30/2023 (000)
Currency purchased (000)		Currency sold (000)
THB	32,283	USD	906	JPMorgan Chase	10/18/2023	$(22)
PLN	830	USD	190	JPMorgan Chase	10/19/2023	— [6]
USD	6,257	PLN	27,510	Morgan Stanley	10/19/2023	(37)
PLN	59,746	USD	13,726	JPMorgan Chase	10/19/2023	(57)
USD	482	EUR	450	Bank of America	10/20/2023	6
USD	13,629	KRW	18,059,050	JPMorgan Chase	10/24/2023	260
USD	5,581	PEN	20,732	Goldman Sachs	10/24/2023	116
USD	3,565	KRW	4,720,565	Citibank	10/24/2023	70
USD	1,082	IDR	16,639,200	Citibank	10/24/2023	8
PEN	5,000	USD	1,312	HSBC Bank	10/24/2023	6
USD	442	BRL	2,200	Citibank	10/24/2023	6
CLP	636,330	USD	711	Morgan Stanley	10/24/2023	4
USD	374	BRL	1,875	Citibank	10/24/2023	2
COP	8,930	USD	2	Citibank	10/24/2023	— [6]
IDR	2,956,450	USD	192	Citibank	10/24/2023	(1)
BRL	1,042	USD	209	Citibank	10/24/2023	(3)
USD	2,797	EUR	2,624	Morgan Stanley	10/25/2023	20
EUR	245	USD	259	Barclays Bank PLC	10/25/2023	1
PLN	4,170	USD	960	Barclays Bank PLC	10/25/2023	(6)
EUR	840	USD	896	Morgan Stanley	10/25/2023	(7)
THB	389,670	USD	10,779	Citibank	10/26/2023	(104)
USD	18,069	EUR	17,030	JPMorgan Chase	10/27/2023	43
USD	10,705	MXN	187,010	Goldman Sachs	10/27/2023	27
USD	1,704	PLN	7,400	Barclays Bank PLC	10/27/2023	11
USD	552	PEN	2,086	Morgan Stanley	10/27/2023	3
USD	929	CZK	21,500	Goldman Sachs	10/27/2023	(2)
CZK	87,510	USD	3,802	Bank of America	10/27/2023	(14)
USD	366	BRL	1,833	Morgan Stanley	10/30/2023	3
USD	361	MXN	6,433	BNP Paribas	10/30/2023	(6)
CNH	36,500	USD	4,998	HSBC Bank	11/6/2023	11
ZAR	10,923	USD	573	Citibank	11/6/2023	2
HUF	747,621	USD	2,017	Citibank	11/6/2023	(1)
RON	1,921	USD	408	JPMorgan Chase	11/6/2023	(1)
USD	178	ZAR	3,400	Morgan Stanley	11/6/2023	(1)
USD	1,610	CNH	11,755	HSBC Bank	11/6/2023	(4)
USD	2,181	ZAR	41,578	Citibank	11/6/2023	(7)
PLN	10,932	USD	2,509	JPMorgan Chase	11/6/2023	(10)
HUF	1,603,400	USD	4,277	Goldman Sachs	11/7/2023	44
USD	374	BRL	1,895	HSBC Bank	11/10/2023	(1)
USD	1,267	ILS	4,790	Bank of America	11/21/2023	8
INR	64,000	USD	772	HSBC Bank	12/6/2023	(5)
INR	130,000	USD	1,566	Citibank	12/6/2023	(7)
USD	900	BRL	5,000	BNP Paribas	2/9/2024	(79)
USD	3,791	BRL	20,000	JPMorgan Chase	10/2/2024	(30)
						$430
American Funds Emerging Markets Bond Fund — Page 14 of 19

unaudited
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 9/30/2023 (000)	Upfront premium paid (000)	Unrealized (depreciation) appreciation at 9/30/2023 (000)
Rate	Payment frequency	Rate	Payment frequency
6.44%	28-day	28-day MXN-TIIE	28-day	7/24/2026	MXN20,650	$(108)	$—	$(108)
7.28%	28-day	28-day MXN-TIIE	28-day	9/30/2026	13,000	(54)	—	(54)
7.24%	28-day	28-day MXN-TIIE	28-day	10/2/2026	13,000	(55)	—	(55)
8.705%	28-day	28-day MXN-TIIE	28-day	6/4/2027	19,700	(40)	—	(40)
9.9788%	28-day	28-day MXN-TIIE	28-day	9/24/2027	261,980	96	—	96
9.13%	28-day	28-day MXN-TIIE	28-day	8/15/2028	67,700	(75)	—	(75)
7.18%	28-day	28-day MXN-TIIE	28-day	9/9/2031	34,890	(257)	—	(257)
						$(493)	$—	$(493)
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 9/30/2023 (000)	Upfront premium paid (000)	Unrealized appreciation (depreciation) at 9/30/2023 (000)
Rate	Payment frequency	Rate	Payment frequency
11.97%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2026	BRL8,220	$24	$—	$24
11.46%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2026	5,179	— [6]	—	— [6]
11.15%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2026	5,233	(11)	—	(11)
							$13	$—	$13
Investments in affiliates12

	Value of affiliate at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliate at 9/30/2023 (000)	Dividend income (000)
Short-term securities 7.73%
Money market investments 7.73%
Capital Group Central Cash Fund 5.44%[11]	$48,614	$280,388	$252,518	$— [6]	$(6)	$76,478	$2,044
Restricted securities7

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Kosmos Energy, Ltd. 7.125% 4/4/2026	7/20/2023-8/15/2023	$1,575	$1,587	.16%
Kosmos Energy, Ltd. 7.50% 3/1/2028	7/20/2023	532	539.05
Sasol Financing USA, LLC 8.75% 5/3/2029	7/5/2023-7/18/2023	1,570	1,526.15
NBM US Holdings, Inc. 7.00% 5/14/2026	8/4/2021	253	248.03
Modec Finance BV 7.84% 7/15/2026[5]	7/28/2023	200	198.02
Total		$4,130	$4,098	.41%

American Funds Emerging Markets Bond Fund — Page 15 of 19

unaudited
[1]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $158,479,000, which represented 16.03% of the net assets of the fund.

[2]	Step bond; coupon rate may change at a later date.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Scheduled interest and/or principal payment was not received.
[5]	Value determined using significant unobservable inputs.
[6]	Amount less than one thousand.
[7]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $4,098,000, which represented .41% of the net assets of the fund.

[8]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[9]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $2,459,000, which represented .25% of the net assets of the fund.
[10]	Security did not produce income during the last 12 months.
[11]	Rate represents the seven-day yield at 9/30/2023.
[12]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

American Funds Emerging Markets Bond Fund — Page 16 of 19

unaudited
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $148,766,000. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. The average month-end notional amount of open forward currency contracts while held was $221,434,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, other reference data, and terms of the contract.  As of September 30, 2023, the fund did not have any credit default swaps. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $27,549,000 and $7,000,000, respectively.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
American Funds Emerging Markets Bond Fund — Page 17 of 19

unaudited
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of September 30, 2023 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	$—	$676,147	$396	$676,543
Corporate bonds, notes & loans	—	176,336	198	176,534
U.S. Treasury bonds & notes	—	33,743	—	33,743
Convertible bonds & notes	—	7,143	—	7,143
Common stocks	—	1,608	—	1,608
Short-term securities	76,478	1,845	—	78,323
Total	$76,478	$896,822	$594	$973,894

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$564	$—	$—	$564
Unrealized appreciation on open forward currency contracts	—	1,292	—	1,292
Unrealized appreciation on centrally cleared interest rate swaps	—	96	—	96
Unrealized appreciation on bilateral interest rate swaps	—	24	—	24
Liabilities:
Unrealized depreciation on futures contracts	(815)	—	—	(815)
Unrealized depreciation on open forward currency contracts	—	(862)	—	(862)
Unrealized depreciation on centrally cleared interest rate swaps	—	(589)	—	(589)
Unrealized depreciation on bilateral interest rate swaps	—	(11)	—	(11)
Total	$(251)	$(50)	$—	$(301)
*
Futures contracts, forward currency contracts and interest rate swaps are not included in the fund’s investment portfolio.
American Funds Emerging Markets Bond Fund — Page 18 of 19

unaudited

Key to abbreviations
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CLP = Chilean pesos
CME = CME Group
CNH = Chinese yuan renminbi
CNY = Chinese yuan
COP = Colombian pesos
CZK = Czech korunas
DOP = Dominican pesos
EUR = Euros
HUF = Hungarian forints
IDR = Indonesian rupiah
ILS = Israeli shekels
INR = Indian rupees
KRW = South Korean won
KZT = Kazakhstani tenge

LKR = Sri Lankan rupees
MXN = Mexican pesos
MYR = Malaysian ringgits
PEN = Peruvian nuevos soles
PLN = Polish zloty
RON = Romanian leu
RUB = Russian rubles
SOFR = Secured Overnight Financing Rate
THB = Thai baht
TIIE = Equilibrium Interbank Interest Rate
TRY = Turkish lira
UAH = Ukrainian hryvnia
USD = U.S. dollars
UYU = Uruguayan pesos
ZAR = South African rand
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2023 Capital Group. All rights reserved.
MFGEFP3-114-1123O-S96408
American Funds Emerging Markets Bond Fund — Page 19 of 19